Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: September 10, 2026

Payment Date	9/15/2026
Collection Period Start	8/1/2026
Collection Period End	8/31/2026
Interest Period Start	8/17/2026
Interest Period End	9/14/2026

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$—	$—	$—	—	Oct-26
Class A-2b Notes	$—	$—	$—	—	Oct-26
Class A-3 Notes	$127,282,421.36	$15,904,533.56	$111,377,887.80	0.281428	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$224,312,421.36	$15,904,533.56	$208,407,887.80

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$244,385,784.54	$227,086,473.81	0.184778
YSOC Amount	$17,253,154.89	$15,858,377.72
Adjusted Pool Balance	$227,132,629.65	$211,228,096.09
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$—	5.91000%	30/360	$—
Class A-2b Notes	$—	4.22650%	ACT/360	$—
Class A-3 Notes	$127,282,421.36	5.82000%	30/360	$617,319.74
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$224,312,421.36			$1,054,398.58

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$244,385,784.54	$227,086,473.81
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$227,132,629.65	$211,228,096.09
Number of Receivables Outstanding	24,716	23,927
Weighted Average Contract Rate	5.28%	5.29%
Weighted Average Remaining Term (months)	24.2	23.3

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,086,457.03
Principal Collections	$17,208,130.50
Liquidation Proceeds	$139,747.16
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$18,434,334.69
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$18,434,334.69

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$203,654.82	$203,654.82	$—	$—	$18,230,679.87
Interest - Class A-1 Notes	$—	$—	$—	$—	$18,230,679.87
Interest - Class A-2a Notes	$—	$—	$—	$—	$18,230,679.87
Interest - Class A-2b Notes	$—	$—	$—	$—	$18,230,679.87
Interest - Class A-3 Notes	$617,319.74	$617,319.74	$—	$—	$17,613,360.13
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$17,310,957.80
First Allocation of Principal	$—	$—	$—	$—	$17,310,957.80
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$17,266,065.63
Second Allocation of Principal	$—	$—	$—	$—	$17,266,065.63
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$17,221,173.46
Third Allocation of Principal	$1,814,325.27	$1,814,325.27	$—	$—	$15,406,848.19
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,361,956.02
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,091,956.02
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,091,956.02
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,271,747.73
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,271,747.73
Remaining Funds to Certificates	$1,271,747.73	$1,271,747.73	$—	$—	$—
Total	$18,434,334.69	$18,434,334.69	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$17,253,154.89
Increase/(Decrease)	$(1,394,777.17)
Ending YSOC Amount	$15,858,377.72

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$227,132,629.65	$211,228,096.09
Note Balance	$224,312,421.36	$208,407,887.80
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.04%	15	$91,180.23
Liquidation Proceeds of Defaulted Receivables[2]	0.06%	146	$139,747.16
Monthly Net Losses (Liquidation Proceeds)			$(48,566.93)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.28%
Second Preceding Collection Period			0.47%
Preceding Collection Period			0.09%
Current Collection Period			(0.25)%
Four-Month Average Net Loss Ratio			0.15%
Cumulative Net Losses for All Periods			$3,249,796.60
Cumulative Net Loss Ratio			0.26%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.35%	59	$785,057.93
60-89 Days Delinquent	0.15%	24	$346,360.62
90-119 Days Delinquent	0.02%	4	$48,359.84
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.52%	87	$1,179,778.39

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$43,819.02
Total Repossessed Inventory		4	$89,891.19

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		28	$394,720.46
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			0.16%
Preceding Collection Period			0.15%
Current Collection Period			0.17%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.35	0.15%	28	0.12%